Long-Term Investments	6 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

NOTE 9 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of March 31, 2022 and September 30, 2021:

	March 31, 2022	September 30, 2021
Huashang Micro Finance Co.	$5,994,353	$5,897,508
Longwan Rural Commercial Bank	7,095,735	6,981,097
Wenzhou Longlian Development Co., Ltd	1,314,562	1,293,323
Total	$14,404,650	$14,171,928

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Huashang during the six months ended March 31, 2022 and 2021.

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Longlian during the six months ended March 31, 2022 and 2021.

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at the cost on its consolidated balance sheets. During the year ended September 30, 2021, the Company received dividend income of RMB 2,822,400 ($433,735 in USD) from LRCB. The Company did not receive any dividend income from LRCB during the six months ended March 31, 2022 and 2021.

The ownership percentage of the above long-term investments has not changed during the six months ended March 31, 2022. The Company’s equity investment in the above-mentioned entities are accounted for under ASC 321 Investment: Equity Securities. The Company has elected the measurement alternative under ASC 321 to use cost minus impairment method for the subsequent measurement of its equity investment. As of March 31, 2022, the Company carried these investments at cost and no impairment was recognized for the six months ended March 31, 2022.